Label		Element	Value
Prospectus [Line Items]		rr_ProspectusLineItems
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Jul. 29, 2015
Registrant Name		dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Central Index Key		dei_EntityCentralIndexKey	0001537140
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	nlft
Document Creation Date		dei_DocumentCreationDate	Jul. 29, 2015
Document Effective Date		dei_DocumentEffectiveDate	Jul. 29, 2015
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
Newfound Total Return Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	NEWFOUND TOTAL RETURN FUND – FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 13 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period beginning on the Fund’s inception on September 9, 2014 and ended March 31, 2015, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	104.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing using three principal strategies, which are: (1) the Newfound U.S. Equity Dynamic Long/Short strategy, (2) the Newfound 4% Target Excess Yield strategy and (3) U.S. Treasuries and treasury inflation protected securities (“TIPS”). The Fund implements the strategies by investing in securities through exchange traded products (“ETPs”). The ETPs in which the Fund invests will include exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”). The Adviser believes that the Fund’s three principal strategies are subject to different and, in some cases, contrary risks so that the value of the Fund’s investments in the aggregate will be subject to less risk, over the long term, than the risk associated with any one of the investment strategies taken by itself.

The size of the allocation to each of the three strategies is determined using a rules based investment process. The adviser estimates the volatility of each of the three strategies and then allocates to each strategy in inverse proportion to its volatility; a strategy with higher volatility relative to the other strategies will receive a smaller allocation and a strategy with lower volatility relative to the other strategies will receive a larger allocation.

The strategies employed by the Fund are:

Newfound U.S. Equity Dynamic Long/Short: The Fund implements the Newfound U.S. Equity Dynamic Long/Short strategy by investing in ETPs that offer exposure to domestic equity securities of any market capitalization and to absolute return strategies (strategies that seek capital appreciation and income). These absolute return strategies used by the ETPs may achieve its targeted exposure by investing in a combination of securities including long and short positions in equity securities of all market capitalizations, currency forward and future contracts, interest rate futures contracts, other financial futures contracts, U.S. government securities, money market instruments, cash and cash equivalents.

The adviser utilizes a rules based investment process to determine which securities to buy and sell for the strategy. The process begins with a determination of the eligible ETP investment universe for the strategy. The adviser considers the diversification provided by each ETP, the investment process of the ETP, ETP liquidity and ETP cost when determining both the absolute return ETPs and domestic equity ETPs to include in the investment universe. All absolute return ETPs within the investment universe are automatically included in the portfolio. The adviser then relies on signals from its proprietary mathematical models to determine which domestic equity ETPs to include in the portfolio by determining whether each of these ETPs is exhibiting positive or negative momentum. Domestic equity ETPs that are deemed to be exhibiting negative momentum are excluded from the portfolio. The adviser then constructs a diversified portfolio of the absolute return ETPs. The allocation to each ETP is made in inverse proportion to its volatility; ETPs with relatively higher volatility will receive smaller allocations and ETPs with relatively lower volatility will receiver higher allocations.

Newfound 4% Target Excess Yield: The Fund implements the Newfound 4% Target Excess Yield strategy by investing in ETPs that that offer exposure to domestic and foreign (including emerging markets) fixed income securities of any credit quality or duration. The adviser utilizes a rules based investment process to determine which securities to buy and sell for the strategy. The process begins with a determination of the eligible ETP investment universe for the strategy. The adviser considers the diversification provided by each ETP, the investment process of the ETP, ETP liquidity and ETP cost when determining which ETPs to include in the investment universe. The adviser then uses its proprietary mathematical models to estimate the yield and the volatility of each ETP as well as the correlation of that ETP with respect to holdings, performance and volatility to the other ETPs in the investment universe. Using this data, the adviser seeks to construct a portfolio that will target a yield that is 4% above the yield offered by short-term (1-3 year maturity) U.S. treasuries with minimum volatility. If the volatility of the portfolio selected using this process is above a pre-determined threshold, then the process will be repeated with a lower yield target until a portfolio with volatility less than the pre-determined threshold can be constructed.

Treasuries: The Fund also invests in ETPs that offer exposure to U.S. treasuries and TIPS. Typically, the ETPs within this strategy will invest in U.S. treasuries with a remaining maturity that is greater than or equal to 20 years. The average duration of the U.S. treasuries in which the Fund invests will typically be about 10 years but may be as low as 5 years. Duration is a measure of the sensitivity of the price of a fixed income security to changes in interest rates. The adviser considers the investment process of the ETP, ETP liquidity and ETP cost when determining the investment universe for this strategy. If there are multiple ETPs in the investment universe, the adviser will consider duration, yield, ETP methodology, ETP cost and ETP liquidity when determining investment allocations.

The Fund has the flexibility to invest in any combination of the securities described above. The Fund may invest in a basket of securities to represent a category of securities if it determines that investment in the ETF for that category of security is not feasible or otherwise would not be in the best interests of the Fund and its shareholders.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Currency Risk: If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and also may be higher than other mutual funds that invest directly in securities. ETFs are subject to specific risks, depending on the nature of the ETF.

• ETN Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

• Fixed Income Risk: The Fund may invest in fixed income securities, directly or through ETFs. The credit quality rating of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities, and this effect is magnified for longer duration securities. Longer duration fixed income securities are also more volatile than those with a shorter duration.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Foreign Currency Forwards Risk: Foreign currency forward contracts are a type of derivative contract whereby a fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies and may fall in value due to foreign market downswings or foreign currency value fluctuations. Foreign currency forward contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty and subject to counterparty risk.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify a fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on a fund’s share price and which can have a significant impact on a fund’s performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (a fund may not be able to sell the security or otherwise exit the contract in a timely manner).

• Investment Model Risk: Like all quantitative analysis, the adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s mathematical model. No assurance can be given that the fund will be successful under all or any market conditions.

• Junk Bond Risk. To the extent the Fund invests in high yield securities (junk bonds), it will be subject to greater levels of interest rate, liquidity and credit risks than funds that do not invest in such securities.

• Limited History of Operations: The Fund has a limited history of operations for investors to evaluate. Investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Smaller and Medium Capitalization Stock Risk: The earnings and prospects of smaller and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Short Position Risk: The ETPs in which the Fund invests will incur a, potentially unlimited, loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the ETP purchases an offsetting position.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

Because the Fund does not yet have a full calendar year of operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.thinknewfoundfunds.com or by calling 1-855-394-9777.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Because the Fund does not yet have a full calendar year of operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-855-394-9777
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.thinknewfoundfunds.com
Newfound Total Return Fund | Class A Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	NFBAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	62.73%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	64.23%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(62.38%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.85%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	752
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	6,939
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	7,967
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,170
Risk Lose Money [Text]		rr_RiskLoseMoney
Newfound Total Return Fund | Class C Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	NFBCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	62.73%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	64.98%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(62.38%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	2.60%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	6,786
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	7,831
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,028
Newfound Total Return Fund | Class I Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	NFBIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	62.73%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	63.98%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(62.38%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	6,741
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	7,848
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,069

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.50%, 2.25% and 1.25% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.